Document and Entity Information	6 Months Ended
Jun. 30, 2016
Document and Entity Information [Abstract]
Entity Registrant Name	FLAGSTAR BANCORP INC
Entity Central Index Key	0001033012
Document Type	S-4
Document Period End Date	Jun. 30, 2016
Amendment Flag	false
Entity Filer Category	Accelerated Filer